Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax liabilities	$ 312,000	$ 507,000
Net deferred tax assets (liabilities)	581,000	455,000
Deferred Income Taxes and Other Assets, Noncurrent	$ 893,000	$ 962,000